TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation –Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Effective immediately, all references to Morningstar Associates, LLC, the portfolio construction manager to the funds referenced above, will be changed to “Morningstar Investment Management LLC” throughout the Prospectus, Summary Prospectuses and Statement of Additional Information.

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Investors Should Retain this Supplement for Future Reference

January 4, 2016